Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 261	$ 645	$ 584
Accounts and grants receivable, net	6	4	25
Prepaid expenses and other current assets	1,083	1,804	1,625
Total current assets	1,350	2,453	2,234
Restricted cash	50	50	50
Intangible assets, net	673	738	870
Convertible note receivable	10,204
TOTAL ASSETS	12,277	3,241	3,154
Current liabilities:
Accounts payable and accrued liabilities	961	1,034	771
Loans due to Juvenescence, net of debt issuance costs, current portion	22,943	7,646	7,140
Related party payables, net		141	70
Warrant liability		180
Insurance premium liability and other current liabilities	371	1,077	986
Total current liabilities	24,505	10,078	8,967
Loans due to Juvenescence, net of debt issuance costs, net of current portion	10,068	10,478	6,062
TOTAL LIABILITIES	34,573	20,556	15,029
Commitments and contingencies (Note 11)
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 5,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding	4	4	4
Additional paid-in capital	99,977	98,994	93,912
Accumulated deficit	(122,156)	(116,210)	(105,748)
Total AgeX Therapeutics, Inc. stockholders’ deficit	(22,175)	(17,212)	(11,832)
Noncontrolling interest	(121)	(103)	(43)
Total stockholders’ deficit	(22,296)	(17,315)	(11,875)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	12,277	3,241	$ 3,154
Related Party [Member]
Current liabilities:
Related party payables, net	$ 230	$ 141